Cover	May 15, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2025
Entity File Number	001-35803
Entity Registrant Name	Mallinckrodt plc
Entity Central Index Key	0001567892
Entity Tax Identification Number	98-1088325
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	College Business & Technology Park
Entity Address, Address Line Two	Cruiserath
Entity Address, Address Line Three	Blanchardstown
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	15
Country Region	+353
City Area Code	1
Local Phone Number	6960000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false